Fair Value Measurements - Schedule of Fair Value Measurement of the FPA (Details)	Dec. 31, 2025	Dec. 31, 2024
Risk-free interest rate [Member]
Schedule of Fair Value Measurement of the FPA [Line Items]
Fair value measurement input	3.48	4.25
Stock price [Member]
Schedule of Fair Value Measurement of the FPA [Line Items]
Fair value measurement input	7.09	35
Expected life [Member]
Schedule of Fair Value Measurement of the FPA [Line Items]
Fair value measurement input	1.1	2.1
Expected volatility of underlying stock [Member]
Schedule of Fair Value Measurement of the FPA [Line Items]
Fair value measurement input	175	105
Dividends [Member]
Schedule of Fair Value Measurement of the FPA [Line Items]
Fair value measurement input	0	0